THESE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY                         [LOGO]
THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE                      ARISTATA
BOARD OR ANY OTHER GOVERNMENTAL AGENCY OR INSURER.                  MUTUAL FUNDS

                                                                   A CLASS ABOVE

INVESTMENT ADVISER
Tempest, Isenhart, Chafee, Lansdowne &
Associates, Inc.
1380 Lawrence Street
Suite 1050
Denver, CO 80204

ADMINISTRATOR, DISTRIBUTOR, TRANSFER AGENT                         ANNUAL REPORT
& FUND ACCOUNTANT
ALPS Mutual Funds Services, Inc.                                  APRIL 30, 1998
370 Seventeenth Street
Suite 3100
Denver, CO 80202

LEGAL COUNSEL
Davis, Graham & Stubbs LLP
370 Seventeenth Street
Suite 4700
Denver, CO 80202

INDEPENDENT AUDITORS
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado 80202

CUSTODIAN
Fifth Third Bank, N.A.
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio 45263


MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT
PROSPECTUS.

FOR MORE INFORMATION, PLEASE CALL 1-800-644-8595




ALPS MUTUAL FUND SERVICES
-------------------------
SPONSOR AND DISTRIBUTOR                                                [GRAPHIC]

LETTER FROM THE INVESTMENT ADVISER
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

It is with a great deal of pride that we deliver to you our first annual shareholder report for the Aristata Funds. We want to thank our many long-time investors for their loyalty, and whose outstanding support made a successful launch of the Aristata Funds. We also extend a warm welcome to our new investors. While this report format is new, you may be confident that this information builds on our 22 year tradition of sharing important regular communications with our investment clients. We appreciate the confidence you have placed in us, and we are committed to making your investment in the Aristata Funds a long-term rewarding experience.

FINANCIAL MARKET OBSERVATIONS

Since the launch of the Aristata Equity Fund on March 2, 1998, the stock markets have continued their strong performance. In fact, both recent and longer term stock market returns have been exceptional. This year's stock market advance reflects a continuation of the above market rise of the last several years. As of April 30, 1998, the Standard & Poor's 500 Index total return for the last twelve months came to an extraordinary 38.7%. Stretching the time horizon over the last three years, the comparable market return is a remarkable 31.9% per year.

The financial markets have benefitted, at least to some extent, from an equally attractive backdrop of economic developments. THE LITANY OF ALL THESE DEVELOPMENTS IS LONG, AND THE LIST IS COMPELLINGLY BULLISH:

     -    Record corporate profits;

     - An economy entering its eighth year of expansion with no signs of dramatic slow down;

     -    Inflation under control;

     -    Unemployment at a 28 year low;

     -    A government deficit turned to a surplus;

     - New technology, spreading to every aspect of the economy, and creating unparalleled opportunities and efficiencies;

     -    The U.S. dollar is king;

     - The demise of the Soviet Union, and with it the cost of fighting an expensive Cold War, which frees capital for more productive uses in economics around the world.

It is the confluence of these positive events which has created a constant flow of good news about the economy, and fostered investor optimism.

However, when it comes to the financial markets, investor perceptions are often more important than the underlying economic events. It seems quite clear that the investing public is very content. Life is good. Jobs are plentiful, the economy is growing, the stock market is wonderful; and the way things are going retirement is just a matter of a few more points on the Dow Jones! In fact, American workers--like never before--continue to plow dollars into the stock and bond markets automatically via 401(k) and other


[GRAPHIC] -------------------------------------------------------------------- 1

LETTER FROM THE INVESTMENT ADVISER
--------------------------------------------------------------------------------

retirement plans. Our concern is that this is being done out of habit or perhaps an expectation of a quick return, rather than through a fundamental understanding of the markets and a reasoned risk and reward analysis.

AS WE MANAGE OUR INVESTMENTS IN THE ARISTATA FUNDS, WE FEEL IT IS IMPORTANT TO REMAIN FOCUSED ON MANAGING RISK AS WELL AS OPPORTUNITY. We share the view expressed, years ago, by Benjamin Graham, the father of modern day security analysis:

"...BUT THE IMPORTANT THING FOR US TO BEAR IN MIND AS PRACTICING ANALYSTS (and investors) IS THAT, WHEN YOU PAY FULL VALUE FOR COMMON STOCKS, YOU ARE IN GREAT DANGER OF LATER APPEARING TO HAVE PAID TOO MUCH."

Currently, the stock market is priced at 23 times next year's estimated earnings, and the dividend yield is a low 1.3%. These are lofty levels by historical standards. Today's market levels strengthen our conviction to stick with the investment disciplines of buying high quality companies, in promising industries. We do not chase stock prices. Our buying is often made in those companies and industries that are being temporarily overlooked by other investors. These disciplines help to insure we are buying investments at reasonable prices irrespective of where the overall stock market trades. The stocks we buy typically have lower price earnings ratios (PE's) and offer higher dividend yields than the market. In short, the stocks we select should have more inherent value, at less cost.

The economic and financial market background has been very conducive to the bond markets. Current low inflation trends and the moderate growth outlook should provide a healthy environment for bonds. These positive trends seem well recognized by investors and, as a result, current bond prices, not unlike the stock market, reflect investors' optimism. Our bond strategy, which is discussed in greater detail later, is placing emphasis on high quality bonds. After more than seven years of economic expansion and record levels of corporate profits, we do not view this as an appropriate time to be buying lower quality bonds. We are not "reaching for yield" in the bond portfolios. Rather, we are investing in intermediate (5 to 8 year) maturities where attractive income can be secured without assuming the risk and price swings of longer maturity bonds. Furthermore, these intermediate maturities provide flexibility to restructure the bond investments and to take advantage of opportunities that might arise in the constantly changing fixed income markets.

IT IS IN FINANCIAL MARKETS EXACTLY LIKE TODAY, THAT OUR STOCK AND BOND INVESTMENT DISCIPLINES SHOULD OFFER GROWTH OPPORTUNITIES WITH LESS RISK.

On behalf of all the members of our organization, we appreciate the trust and confidence you have placed with us as investment adviser to the Aristata Funds. As co-investors with you in these Funds, our firm is dedicated to providing you with long-term successful investment results.

Sincerely,


/s/ H. David Lansdowne


H. David Lansdowne, CFA
President
Tempest, Isenhart, Chafee, Lansdowne & Associates, Inc.


 2 ------------------------------------------------------------------- [GRAPHIC]

FUND REVIEW
--------------------------------------------------------------------------------

ARISTATA EQUITY FUND

PERFORMANCE

Since the launch of the Aristata Equity Fund on March 2, 1998, the stock markets have continued their strong performance. The first fiscal year is unusually short, and encompasses only two months. The Fund's total return was 4.54% for the period March 2, 1998 to its fiscal year end April 30, 1998. The comparable return for the Standard & Poor's 500 index was 6.20%, and the broader market as measured by Value Line Composite Index had a total return of 5.02%. Net assets of the Fund as of April 30, 1998 were $101.6 million.

EQUITY MARKET OVERVIEW

The exceptionally strong stock market returns in recent years have fostered an ever increasing popularity of market analysis, news commentary, and a growing but less productive prognosticating of "What's the market going to do?" Our long-held belief is that speculation on what the markets are going to do is a most unproductive use of one's time and energy. Nor do we know of anyone with the skill to successfully predict near-term market moves. We adhere to the belief that one should resist the temptation to crystal ball gaze, since it often leads to having to eat ground glass!

There is an important point about today's stock market in which we do have confidence. Recent bull market returns have had an intoxicating affect on investors. For the three years ended April 30, 1998, the popular stock market indexes have achieved greater than 30% annual returns. While the long-term growth of the economy is only 2% to 4.5% each year, with an occasional recession thrown in, the risks for investors seem to be rising. The risk is future investment returns will not likely achieve the optimistic expectations held by many of today's investors.

[CHART]

ARISTATA EQUITY FUND
SECTOR PROFILE
As of April 30, 1998

Utilities                     13.65%
Transportation                 3.16%
Industrial Services            1.89%
Industrial Products           15.88%
Health Care                    6.32%
Financial                      8.38%
Energy                         9.77%
Consumer Staples              18.06%
Consumer Services              1.79%
Consumer Durables              1.67%
Building/Real Estate           9.42%
Basic Materials                5.55%
Other                          0.09%
Short-Term Investments         3.12%
Closed-End Funds               1.25%

Our long-held investment disciplines seem especially compelling for investors in today's financial market. With the stock market having reached new record highs, we continue to focus on our strategy of managing risks as well as providing the opportunity for long-term growth. We are seeking to invest in good quality companies, in promising industries, but are looking to make purchases at reasonable prices--low PEs (low price to earnings ratios). We expect these investment standards will continue to reward investors in what now, as always, seem like uncertain times in the stock market.


[GRAPHIC] -------------------------------------------------------------------- 3

FUND REVIEW
--------------------------------------------------------------------------------

ARISTATA EQUITY FUND (CON'T.)

PORTFOLIO UPDATE

EQUITY FUND

The Fund is diversified across several important industries. Energy related stocks currently comprise about 10% of the Fund. Atlantic Richfield and Texaco are oil stock investments which are in the Fund's top ten holdings. These stocks are priced at reasonable valuations and offer earnings growth in an environment where corporate profits are likely to slow in coming quarters. IBM remains one of our larger investments. We have been an investor in IBM for several years, and consider the company's improving earnings outlook as positive. We view IBM as a market leader and we find its price, currently at a discount to other technology companies, not fully reflecting the positive outlook. We have been increasing the investments in real estate investment trusts (REITs). We view real estate as an asset undergoing further upward price appraisal. The REITs offer attractive upfront dividend yields and favorable valuations (low PEs) in today's market. The Fund's investments continue to seek out attractively valued stocks for their potential to deliver above-average earnings and dividend growth.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE ARISTATA EQUITY FUND, THE S&P 500 AND THE VALUE LINE COMPOSITE.

[GRAPH]

       PERFORMANCE
   AS OF APRIL 30, 1998
---------------------------------
TOTAL RETURN (1)
   Since Inception      4.54%



     FUND VALUE VS. INDEX VALUE
       AT APRIL 30, 1998
---------------------------------------
Aristata Equity Fund            $10,454
S&P 500                         $10,620
Value Line Composite            $10,477


4 -------------------------------------------------------------------- [GRAPHIC]

FUND REVIEW
--------------------------------------------------------------------------------

ARISTATA QUALITY BOND FUND AND ARISTATA COLORADO QUALITY TAX-EXEMPT FUND

PERFORMANCE

Since inception on March 2, 1998 to its fiscal year end April 30, 1998, the Aristata Quality Bond Fund's total return was 0.69%. The comparable return for the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Intermediate Government/Corporate Bond Index were 0.81% and 0.82%, respectively. Net assets of the Fund as of April 30, 1998 were $57.5 million. For the same period since inception March 2, 1998, the Aristata Colorado Quality Tax-Exempt Fund's total return was 0.22% and its net assets were $23.4 million. The comparable returns for the Lipper Municipal Intermediate Bond and the Lehman Brothers Municipal Bond Index were -0.47% and -0.36%, respectively.

FIXED INCOME MARKET REVIEW

1998 has been characterized by an economy with low inflation and low unemployment. Fixed income markets have reacted favorably to this environment as investors remained confident. Inflation has been surprisingly low throughout the 1990's and currently stands at nearly 1.5%. This lack of inflation has reinforced the competitive pressures in the U.S. economy. Hence, the ability of companies to increase prices on their goods has been greatly diminished.

The U.S. economy has grown strongly at an annual rate of 4.2% in the first quarter of 1998. Domestic demand from consumers remains strong and low interest rates have stimulated the housing market. New and existing home sales jumped to a record high in February. The nation's unemployment rate has fallen to a 25 year low as the level of job growth extends its solid pace.

Looking ahead, however, weakness in the global economies, especially Asia, may have an impact on the U.S. economy. Interest rate differentials between the U.S. and foreign bonds currently favor U.S. assets. Although U.S. real rates (inflation adjusted) are high, the tight labor markets remain a concern for the Federal Reserve. Wage price pressures may emerge from the tight labor markets and heighten inflationary fears in the marketplace.

In the months ahead, the Federal Reserve monetary policy may be guided by international events. However, the U.S. dollar remains strong as the currency has become a safe haven for many foreign investors. Since the current business expansion in 1990, the U.S. economy has been able to sustain moderate growth with low inflation, making U.S. assets particularly attractive for many investors.


[CHART]

ARISTATA QUALITY BOND FUND
SECTOR PROFILE
as of April 30, 1998

Industrial                                28.61%
Financial                                 19.03%
Electric Utilities                         1.42%
Communications                             4.98%
U.S. Government & Agency Obligations      38.41%
Other                                      0.96%
Short-Term Investments                     6.59%


[GRAPHIC] -------------------------------------------------------------------- 5

FUND REVIEW
--------------------------------------------------------------------------------

ARISTATA QUALITY BOND FUND AND ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
(CON'T.)

PORTFOLIO UPDATE

ARISTATA QUALITY BOND FUND

Our fixed income strategy remains focused on the high quality intermediate sectors. Our goal has been to seek the best relative values in the market while providing a steady stream of income to our shareholders. We seek to improve the risk/reward balance in the Fund through a diversified portfolio of investments. As of April 30, 1998, the Fund held 54% in corporate bonds and 38% in U.S. Government and agency obligations. The corporate issues were comprised of 29% industrial, 19% financial, 5% communication and 1% utilities issues. The Fund's average maturity on April 30 was 6.3 years. The yield curve (difference between 1 year and 30 year Treasury bonds) remained relatively flat during the period; encouraging us to find value in intermediate maturity securities. Credit quality spreads remain narrow as demand for high yield bonds continue to grow.
A strong U.S. economy has helped sustain sound credit fundamentals on many corporate issues. Government securities have enjoyed a "flight to quality" during the period, as weakness in Asia has led many foreign investors into U.S. Treasuries.

[CHART]

ARISTATA QUALITY BOND FUND
QUALITY PROFILE (2)
as of April 30, 1998

Other         6%
AAA          42%
AA           14%
A            37%
BBB           1%


6 -------------------------------------------------------------------- [GRAPHIC]

FUND REVIEW
--------------------------------------------------------------------------------

ARISTATA QUALITY BOND FUND AND ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
(CON'T.)

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE ARISTATA QUALITY BOND FUND, THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX AND THE LEHMAN BROTHERS GOVERNMENT/CORPORATE INTERMEDIATE BOND INDEX.

[GRAPH]

        PERFORMANCE
    AS OF APRIL 30, 1998
----------------------------------
TOTAL RETURN (1)
   Since Inception        0.69%




             FUND VALUE VS. INDEX VALUE
                  AT APRIL 30, 1998
-----------------------------------------------------
Aristata Quality Bond Fund                   $10,069
Lehman Bros. Gov't/Corp. Bond Index          $10,081
Lehman Bros. Gov't/Corp. Interm. Bond Index  $10,082


[GRAPHIC] -------------------------------------------------------------------- 7

FUND IN REVIEW
--------------------------------------------------------------------------------

ARISTATA QUALITY BOND FUND AND ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
(CON'T.)

PORTFOLIO UPDATE

ARISTATA COLORADO QUALITY TAX-EXEMPT FUND

Strong municipal issuance during the first quarter of 1998 has led to the increased ratio of municipal yields versus treasury yields. Due to the abundant supply, ten year municipals yielded close to 80% of treasury yields, a level that has historically been attractive to investors. Ten year municipal yields increased approximately 20 basis points for the period ending April 30, 1998. The Fund is well diversified with many Colorado municipal issues. As of April 30, 1998, the Fund's holdings include 97% "A rated" or better securities. As credit spreads remain narrow our emphasis has been on the upper-tier rated credits. The average maturity of the Fund is 7.6 years as of April 30, 1998.
To limit the volatility in the markets, while capturing higher yields, we concentrated our investments in the high quality intermediate sector of the Colorado municipal market.

[CHART]

ARISTATA COLORADO QUALITY TAX-EXEMPT FUND QUALITY PROFILE (2)
as of April 30, 1998

Other             3%
AAA              57%
AA               26%
A                14%


[CHART]

ARISTATA COLORADO QUALITY TAX-EXEMPT FUND SECTOR PROFILE as of April 30, 1998

Other                          3%
Prerefunded Bonds             23%
General Obligation Bonds      41%
Revenue Bonds                 33%

The Fund's assets, being in a majority of Colorado issues, are subject to the economic conditions affecting Colorado. Colorado's economy is well diversified in many sectors including services, tourism, construction, and agriculture. Colorado's economy has significantly improved since the late 1980's economic downturn. This improvement in the state's growth rate and its fiscal position has strengthened the credit quality of many municipalities in the region.


8 -------------------------------------------------------------------- [GRAPHIC]

FUND IN REVIEW
--------------------------------------------------------------------------------

ARISTATA QUALITY BOND FUND AND ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
(CON'T.)

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE ARISTATA COLORADO QUALITY TAX-EXEMPT FUND, THE LIPPER MUNICIPAL INTERMEDIATE BOND FUND INDEX, AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX.

[GRAPH]

       PERFORMANCE
   AS OF APRIL 30, 1998
---------------------------------
TOTAL RETURN (1)
   Since Inception      0.22%






           FUND VALUE VS. INDEX VALUE
               AT APRIL 30, 1998
----------------------------------------------------
Aristata Colorado Quality Tax-Exempt Fund    $10,022
Lipper Municipal Interm. Bond Fund Index      $9,953
Lehman Brothers Municipal Bond Index          $9,964

(1) TOTAL RETURN IS THE CHANGE IN THE VALUE OF AN INVESTMENT IN THE FUND AFTER REINVESTING ALL INCOME AND CAPITAL GAINS. IT IS CALCULATED BY DIVIDING THE CHANGE IN TOTAL INVESTMENT VALUE BY THE INITIAL VALUE OF THE INVESTMENT. TOTAL RETURN FIGURES ARE NET OF ALL FUND EXPENSES AND REFLECT ALL FEE WAIVERS.
WITHOUT THESE FEE WAIVERS, TOTAL RETURN WOULD HAVE BEEN LOWER. THE INCEPTION DATE OF EACH FUND IS MARCH 2, 1998. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TOTAL RETURN FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS.

(2)  QUALITY PROFILE BASED ON EACH SECURITY'S HIGHEST RATING FROM MOODY'S OR
S&P.

THE VIEWS EXPRESSED IN THIS ADVISER UPDATE REFLECT THE ADVISER'S VIEW ONLY THROUGH APRIL 30, 1998. THE ADVISER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


[GRAPHIC] -------------------------------------------------------------------- 9

FUND IN REVIEW
--------------------------------------------------------------------------------

DEFINITION OF INDICES

The STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The index return reflects the investment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The VALUE LINE COMPOSITE INDEX is an unmanaged equally weighted geometric average composed of approximately 1700 stocks traded on the New York Stock Exchange, American Stock Exchange, and over- the-counter that are tracked by the Value Line Investment Survey. The index return reflects the investment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The LEHMAN GOVERNMENT/CORPORATE BOND INDEX and the LEHMAN GOVERNMENT/CORPORATE INTERMEDIATE BOND INDEX are unmanaged indices which are a broad measure of bond performance that reflects the investment of income dividends and capital gain distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing. Intermediate indices include bonds with maturities of up to ten years.

The LEHMAN MUNICIPAL BOND INDEX is an unmanaged index which is a broad measure of tax-exempt bond performance that reflects the investment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The LIPPER INTERMEDIATE MUNICIPAL FUND INDEX is an unmanaged index which measures the performance of the 30 largest intermediate municipal debt funds (i.e. those with dollar-weighted average maturities of 5 to 10 years). The index return reflects the investment of income dividends and capital gain distributions, if any.


10 ------------------------------------------------------------------- [GRAPHIC]

[LETTERHEAD]

INDEPENDENT AUDITORS' REPORT
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
FINANCIAL INVESTORS TRUST:

     We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Aristata Equity Fund, Aristata Quality Bond Fund and Aristata Colorado Quality Tax-Exempt Fund of Financial Investors Trust as of April 30, 1998, the related statements of operations, the statements of changes in net assets, and financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Trust's Management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at April 30, 1998, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Aristata Equity Fund, Aristata Quality Bond Fund and Aristata Colorado Quality Tax-Exempt Fund of Financial Investors Trust as of April 30, 1998, and the results of their operations, the changes in their net assets and financial highlights for the period then ended in conformity with generally accepted accounting principles.



/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
DENVER, COLORADO
JUNE 2, 1998


[LOGO]

[GRAPHIC] ------------------------------------------------------------------- 11

ARISTATA FUNDS
--------------------------------------------------------------------------------

ARISTATA EQUITY FUND
STATEMENT OF INVESTMENTS
APRIL 30, 1998

                                                      SHARES             VALUE*
                                                      ------             ------
COMMON STOCKS - 95.54%
BASIC MATERIALS - 5.55%
CHEMICALS - 2.25%
Betzdearborn, Inc.                                    21,000       $  1,126,125
Sigma Aldrich Corp.                                   29,200          1,164,350
                                                                   ------------
                                                                      2,290,475
                                                                   ------------
METALS - 0.87%
Worthington Industries, Inc.                          49,000            880,471
                                                                   ------------
PAPER/PACKAGING - 2.43%
Caraustar Industries, Inc.                            41,500          1,421,375
Wausau-Mosinee Paper Corp.                            49,500          1,048,781
                                                                   ------------
                                                                      2,470,156
                                                                   ------------

TOTAL BASIC MATERIALS                                                 5,641,102
                                                                   ------------
BUILDING/REAL ESTATE - 9.42%
BUILDING MATERIALS - 4.47%
Lafarge Corp.                                         57,000          2,280,000
Vulcan Materials Co.                                  19,700          2,266,731
                                                                   ------------
                                                                      4,546,731
                                                                   ------------
ENG./CONST./HOME BLDG - 0.98%
Foster Wheeler Corp.                                  36,000            996,750
                                                                   ------------
R.E.I.T./REAL ESTATE - 3.97%
Duke Realty Investment, Inc.                          85,000          2,024,062
Health & Retirement Pptys Trust                       45,000            877,500
The Meditrust Companies                               37,589          1,130,019
                                                                   ------------
                                                                      4,031,581
                                                                   ------------

TOTAL BUILDING/REAL ESTATE                                            9,575,062
                                                                   ------------
CONSUMER DURABLES - 1.67%
HOUSEHOLD GOODS - 1.67%
Eastman Kodak Co.                                     23,500          1,696,406
                                                                   ------------
CONSUMER SERVICES - 1.79%
HOTEL/RESORT - 1.03%
Carnival Corp. Class A                                15,000          1,043,437
                                                                   ------------
RESTAURANTS - 0.76%
Bob Evans Farms, Inc.                                 38,000            774,250
                                                                   ------------

TOTAL CONSUMER SERVICES                                               1,817,687
                                                                   ------------
CONSUMER STAPLES - 18.06%
FOOD/BEVERAGE - 6.88%
Corn Products Int'l, Inc.**                           17,000            605,625
Earthgrains Co.                                       52,000          2,431,000
IBP, Inc.                                             25,500            525,938
Riviana Foods, Inc.                                   66,000          1,530,375
SuperValu, Inc.                                       43,500          1,900,406
                                                                   ------------
                                                                      6,993,344
                                                                   ------------
PACKAGED GOODS - 1.93%
Avon Products, Inc.                                   23,800          1,956,063
                                                                   ------------
RETAIL - 5.45%
Dayton Hudson Corp.                                   30,000          2,619,375
May Department Stores Co.                             21,000          1,295,437
Nordstrom, Inc.                                       15,000            981,563
Sears Roebuck & Co.                                   10,800            640,575
                                                                   ------------
                                                                      5,536,950
                                                                   ------------
TEXTILE/APPAREL - 3.80%
Burlington Industries, Inc.**                        122,000          2,135,000
V. F. Corp.                                           33,200          1,726,400
                                                                   ------------
                                                                      3,861,400
                                                                   ------------

TOTAL CONSUMER STAPLES                                               18,347,757
                                                                   ------------
ENERGY - 9.77%
OIL & GAS - 9.77%
Amoco Corp.                                           38,600          1,708,050
Atlantic Richfield Co.                                43,800          3,416,400
Forest Oil Corp.**                                    44,000            687,500
Royal Dutch Petroleum Co.                             19,200          1,086,000
Texaco, Inc.                                          49,200          3,025,800
                                                                   ------------

TOTAL ENERGY                                                          9,923,750
                                                                   ------------

FINANCIAL - 8.38%
BANKS/S & L/FINANCE/LEASE - 5.01%
Morgan J. P. & Co., Inc.                              13,000          1,706,250


12 ------------------------------------------------------------------- [GRAPHIC]

ARISTATA FUNDS
--------------------------------------------------------------------------------

ARISTATA EQUITY FUND
STATEMENT OF INVESTMENTS
APRIL 30, 1998 (CONTINUED)

                                                      SHARES             VALUE*
                                                      ------             ------
FINANCIAL (CONTINUED)
BANKS/S & L/FINANCE/LEASE (CONTINUED)
PNC Bankcorp                                          33,400       $  2,018,613
Ryder System, Inc.                                    39,300          1,368,131
                                                                   ------------
                                                                      5,092,994
                                                                   ------------
BROKERS/FINANCIAL SERVICES - 2.42%
Marsh & McLennan Cos., Inc.                           27,000          2,460,375
                                                                   ------------
INSURANCE - 0.95%
Allstate Corp.                                        10,010            963,463
                                                                   ------------

TOTAL FINANCIAL                                                       8,516,832
                                                                   ------------

HEALTHCARE - 6.32%
DRUGS - 4.85%
American Home Products Corp.                          21,000          1,955,625
AMGEN, Inc.**                                         12,000            715,500
Mallinckrodt, Inc.                                    17,000            548,250
Merck & Co., Inc.                                     14,200          1,711,100
                                                                   ------------
                                                                      4,930,475
                                                                   ------------
HEALTHCARE SERVICES - 1.47%
United Healthcare Corp.                               21,200          1,489,300
                                                                   ------------

TOTAL HEALTHCARE                                                      6,419,775
                                                                   ------------
INDUSTRIAL PRODUCTS - 15.88%
ELECTRICAL PRODUCTS - 3.85%
ABB AB Sponsored ADR                                  15,700          2,449,200
Emerson Electric Co.                                  23,000          1,463,375
                                                                   ------------
                                                                      3,912,575
                                                                   ------------
ELECTRONICS - 0.50%
AMP, Inc.                                             12,900            507,131
                                                                   ------------
INDUSTRIAL COMPONENTS - 5.23%
CAE, Inc.                                            157,500          1,365,368
Ingersoll Rand Co.                                    59,750          2,752,234
Pall Corp.                                            61,000          1,197,125
                                                                   ------------
                                                                      5,314,727
                                                                   ------------
OFFICE EQUIPMENT/E.D.P. - 6.30%
Electronic Data Systems Corp.                         25,000          1,075,000
Hewlett-Packard Co.                                   17,500          1,317,969
International Business
   Machines Corp.                                     26,000          3,012,750
Seagate Technology, Inc.**                            15,000            400,313
Storage Technology Corp.**                             7,000            591,063
                                                                   ------------
                                                                      6,397,095
                                                                   ------------

TOTAL INDUSTRIAL PRODUCTS                                            16,131,528
                                                                   ------------
INDUSTRIAL SERVICES - 1.89%
BUSINESS INFORMATION/SERVICES - 1.89%
Cognizant Corp.                                       17,700            910,444
Unisource Worldwide, Inc.                             80,000          1,015,000
                                                                   ------------

TOTAL INDUSTRIAL SERVICES                                             1,925,444
                                                                   ------------
TRANSPORTATION - 3.16%
RAILS/TRUCKS/MARINE - 3.16%
Roadway Express, Inc.                                104,500          2,592,906
Stolt-Nielsen S A                                     33,000            622,875
                                                                   ------------

TOTAL TRANSPORTATION                                                  3,215,781
                                                                   ------------
UTILITIES - 13.65%
COMMUNICATIONS - 3.70%
Bellsouth Corp.                                       28,000          1,797,250
GTE Corp.                                             33,500          1,957,656
                                                                   ------------
                                                                      3,754,906
                                                                   ------------
ELECTRIC UTILITIES - 2.85%
New Century Energies, Inc.                            61,150          2,904,625
                                                                   ------------
GAS UTILITIES - 7.10%
Enron Corp.                                           55,000          2,705,312
Northwest Natural Gas Co.                             81,750          2,207,250
Questar Corp.                                         53,050          2,301,044
                                                                   ------------
                                                                      7,213,606
                                                                   ------------

TOTAL UTILITIES                                                      13,873,137
                                                                   ------------

TOTAL COMMON STOCKS                                                  97,084,261
  (Cost $54,704,801)                                               ------------


[GRAPHIC] ------------------------------------------------------------------- 13

ARISTATA FUNDS
--------------------------------------------------------------------------------

ARISTATA EQUITY FUND
STATEMENT OF INVESTMENTS
APRIL 30, 1998 (CONTINUED)

                                                      SHARES             VALUE*
                                                      ------             ------
CLOSED-END FUNDS - 1.25%
FOREIGN - 1.25%
Asia Tigers Fund                                      75,000       $    567,187
Morgan Stanley Asia-Pac. Fund                         95,000            706,563
                                                                   ------------

TOTAL CLOSED-END FUNDS                                                1,273,750
  (Cost $1,324,223)                                                ------------

SHORT-TERM INVESTMENTS - 3.12%
MUTUAL FUNDS - 3.12%
Fountain Square C/P Fund                           3,171,222          3,171,222
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS                                          3,171,222
  (Cost $3,171,222)                                                ------------

TOTAL INVESTMENTS                                      99.91%      $101,529,233
  (Cost $59,200,246)

Other Assets in Excess
  of Liabilities                                         .09%            84,601
                                                   ----------------------------

NET ASSETS                                            100.00%      $101,613,834
                                                   ----------------------------
                                                   ----------------------------

*  See note 1 to financial statements.
**Denotes non-income producing security.



ARISTATA QUALITY BOND FUND
STATEMENT OF INVESTMENTS
APRIL 30, 1998

Due                             Bond Rating**      Principal
Date               Coupon         Moody's            Amount            Value*
----               ------         -----------        ------            ------
U.S. GOVERNMENT &
AGENCY OBLIGATIONS - 38.41%
U.S. TREASURY BILLS - 3.41%
06/25/98                5.330%            Aaa     $1,000,000        $   991,700
12/10/98                5.230%            Aaa      1,000,000            968,842
                                                                    -----------
                                                                      1,960,542
                                                                    -----------

U.S. TREASURY NOTES - 6.79%
02/15/99                8.875%            Aaa        400,000            410,250
08/15/05                6.500%            Aaa      1,900,000          1,984,314
07/15/06                7.000%            Aaa      1,400,000          1,512,001
                                                                    -----------
                                                                      3,906,565
                                                                    -----------

U.S. TREASURY BONDS - 6.07%
02/15/07                7.625%            Aaa      1,367,000          1,451,156
11/15/07                7.875%            Aaa        920,000          1,002,513
05/15/10               10.000%            Aaa        840,000          1,039,763
                                                                    -----------
                                                                      3,493,432
                                                                    -----------

FEDERAL FARM CREDIT BANK - 2.43%
08/06/07                7.210%            Aaa        900,000            903,672
01/22/08                6.120%            Aaa        500,000            492,450
                                                                    -----------
                                                                      1,396,122
                                                                    -----------

FEDERAL HOME LOAN BANK - 3.68%
07/27/07                7.000%            Aaa        800,000            811,405
11/14/07                7.000%            Aaa        300,000            303,689
01/07/13                7.010%            Aaa        500,000            500,702
02/19/13                7.040%            Aaa        500,000            497,432
                                                                    -----------
                                                                      2,113,228
                                                                    -----------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.30%
11/05/12                7.115%            Aaa        800,000            823,419
03/18/13                6.650%            Aaa        500,000            500,044
                                                                    -----------
                                                                      1,323,463
                                                                    -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.73%
05/26/98                5.390%            Aaa      2,000,000          1,992,505
01/21/03                6.060%            Aaa        500,000            496,904
12/27/04                6.400%            Aaa        500,000            500,510
09/20/06                7.930%            Aaa        800,000            821,979


14 ------------------------------------------------------------------- [GRAPHIC]

ARISTATA FUNDS
--------------------------------------------------------------------------------

ARISTATA QUALITY BOND FUND
STATEMENT OF INVESTMENTS
APRIL 30, 1998 (CONTINUED)

Due                             Bond Rating**      Principal
Date               Coupon         Moody's             Amount             Value*
----               ------       -----------           ------             ------
U.S. GOVERNMENT &
AGENCY OBLIGATIONS (CONTINUED)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
06/26/07                7.170%            Aaa     $  500,000        $   511,801
01/29/08                6.460%            Aaa        500,000            497,985
04/24/08                6.650%            Aaa        500,000            496,528
05/05/08                6.780%            Aaa        250,000            250,490
10/16/12                7.080%            Aaa        400,000            404,091
12/03/12                6.920%            Aaa        800,000            806,876
01/22/13                6.440%            Aaa        500,000            494,572
01/25/13                5.920%            Aaa        500,000            492,677
03/10/16                8.200%            Aaa        105,000            127,062
                                                                    -----------
                                                                      7,893,980
                                                                    -----------

TOTAL U.S GOVERNMENT &
AGENCY OBLIGATIONS                                                   22,087,332
  (Cost $20,945,358)                                                -----------


                                    Bond Rating**
                                     Moody's/S&P
                                    -------------

CORPORATE BONDS - 54.04%
COMMUNICATIONS - 4.98%
Chesapeake & Potomac Telephone Co.
05/01/09                7.250%         Aa2/AA        610,000            616,390
MCI Communications Corp.
03/23/99                6.250%         Baa2/A        500,000            500,477
New England Telephone & Telegraph Co.
10/15/07                7.375%         Aa2/AA        100,000            101,217
New York Telephone Co.
02/15/04                6.250%          A2/A+        500,000            500,867
Southern New England Telephone Co.
12/15/03                6.125%         Aa3/AA        700,000            701,423
Southwestern Bell Telephone Co.
06/01/03                5.875%         Aa3/AA        145,000            142,756

06/01/08                6.750%         Aa3/AA        300,000            300,071
                                                                    -----------

TOTAL COMMUNICATIONS                                                  2,863,201
                                                                    -----------
ELECTRIC UTILITIES - 1.42%
Consolidated Edison Co.
02/01/02                6.625%          A1/A+        800,000            814,470
                                                                    -----------
FINANCIAL - 19.03%
AUTOMOBILE - 0.88%
Ford Motor Credit Co.
06/30/03                6.625%           A1/A        500,000            508,758
                                                                    -----------

INSURANCE - 2.19%
Allstate Insurance Corp.
06/15/03                6.750%          A1/A+        550,000            564,323
CNA Financial Corp.
11/15/03                6.250%          A3/A-        700,000            692,834
                                                                    -----------
                                                                      1,257,157
                                                                    -----------

BANKS/S & L/FINANCE/LEASE - 7.95%
BankAmerica Corp.
05/12/05                7.125%         Aa3/A+        500,000            520,378
Bankers Trust New York Corp.
03/01/01                9.400%          A3/A-        350,000            378,663
01/15/02                7.500%          A3/A-        300,000            311,783
Citicorp
08/15/05                6.750%           A1/A        700,000            715,756
First Bank System
10/15/03                6.000%           A2/A        500,000            496,607
Heller Financial, Inc.
03/15/00                5.625%        A3/BBB+        550,000            544,272
NCNB Corp.
08/01/02                7.750%          A2/A+        200,000            200,180
NationsBank Corp.
04/15/00                5.375%         Aa3/A+        700,000            693,475
Norwest Financial, Inc.
01/15/00                8.375%        Aa3/AA-        700,000            709,626
                                                                    -----------
                                                                      4,570,740
                                                                    -----------

BROKERS/FINANCIAL SERVICES - 8.01%
Associates Corp. of North America
03/15/00                6.000%        Aa3/AA-        800,000            800,189
Bear Stearns Cos., Inc.
04/15/03                6.750%           A2/A        750,000            765,730
Dean Witter, Discover Co.
03/01/03                6.875%          A1/A+        350,000            359,593
International Lease Finance Corp.
08/15/99                6.500%          A1/A+        700,000            704,670


[GRAPHIC] ------------------------------------------------------------------- 15

ARISTATA FUNDS
--------------------------------------------------------------------------------

ARISTATA QUALITY BOND FUND
STATEMENT OF INVESTMENTS
APRIL 30, 1998 (CONTINUED)

Due                             Bond Rating**      Principal
Date               Coupon         Moody's/S&P         Amount             Value*
----               ------         -----------         ------             ------
FINANCIAL (Continued)
BROKERS/FINANCIAL SERVICES (CONTINUED)
Lehman Brothers, Inc.
11/15/98                5.750%         Baa1/A     $   50,000        $    49,949
Lehman Brothers Holdings
02/15/99                8.375%         Baa1/A        200,000            203,320
Merrill Lynch & Co.
04/27/08                7.000%        Aa3/AA-        700,000            728,102
Morgan Stanley Dean Witter & Co.
10/15/01                8.875%          A1/A+        400,000            432,828
01/15/07                8.330%          A1/A+        500,000            562,568
                                                                    -----------
                                                                      4,606,949
                                                                    -----------

TOTAL FINANCIAL                                                      10,943,604
                                                                    -----------
INDUSTRIAL - 28.61%
AEROSPACE - 0.88%
Boeing Co.
06/15/03                6.350%        Aa3/AA+        500,000            503,499
                                                                    -----------

AUTOMOBILE - 1.53%
Ford Motor Co.
09/15/01                9.000%           A1/A        350,000            380,038
General Motors Corp.
05/01/05                6.250%           A3/A        500,000            499,657
                                                                    -----------
                                                                        879,695
                                                                    -----------

BROADCASTING/ENTERTAINMENT - 0.90%
Walt Disney Co.
03/30/06                6.750%           A2/A        500,000            519,811
                                                                    -----------

BUILDING MATERIALS - 1.77%
Hanson Trust PLC
01/15/03                7.375%          A3/A-        300,000            314,129
Martin Marietta Corp.
04/15/03                6.500%        A3/BBB+        700,000            705,835
                                                                    -----------
                                                                      1,019,964
                                                                    -----------

BUSINESS INFORMATION/SERVICES - 2.52%
WMX Technologies
11/15/99                8.250%       Baa3/BBB        200,000            205,963
12/01/03                6.375%       Baa3/BBB        500,000            496,370
Xerox Corp.
04/15/02                8.125%           A2/A        700,000            748,416
                                                                    -----------
                                                                      1,450,749
                                                                    -----------

CHEMICALS - 2.03%
DuPont E I De Nemours & Co.
12/01/01                6.000%        Aa3/AA-        425,000            425,593
03/15/04                8.125%        Aa3/AA-        200,000            219,986
ICI Wilmington, Inc.
01/15/02                7.500%        Baa1/A-        500,000            522,958
                                                                    -----------
                                                                      1,168,537
                                                                    -----------

DRUGS - 0.73%
American Home Products Corp.
02/15/00                7.700%           A2/A        200,000            205,761
Eli Lilly & Co.
12/01/01                8.125%         Aa3/AA        200,000            213,463
                                                                    -----------
                                                                        419,224
                                                                    -----------

FOOD/BEVERAGE - 2.66%
Archer Daniels Midland Co.
05/15/03                6.250%        Aa3/AA-        700,000            704,410
PepsiCo, Inc.
10/01/98                7.750%           A1/A        200,000            201,574
Philip Morris Cos., Inc.
05/15/02                7.625%           A2/A        600,000            625,563
                                                                    -----------
                                                                      1,531,547
                                                                    -----------

HOTEL/RESORT - 0.86%
Carnival Corp.
04/15/08                6.150%           A2/A        500,000            492,789
                                                                    -----------

HOUSEHOLD GOODS - 1.82%
Colgate Palmolive Co.
12/01/99                6.860%           A1/A        700,000           711,878
Whirlpool Corp.
03/01/03                9.000%        Baa1/A-        300,000            332,753
                                                                    -----------
                                                                      1,044,631
                                                                    -----------

INDUSTRIAL COMPONENTS - 0.88%
Ingersoll Rand Co.
08/07/00                6.540%          A3/A-        500,000            505,156
                                                                    -----------

METALS - 1.22%
Alcan Aluminum Ltd.
04/01/00                5.875%          A2/A-        700,000            701,253
                                                                    -----------


16 ------------------------------------------------------------------- [GRAPHIC]

ARISTATA FUNDS
--------------------------------------------------------------------------------

ARISTATA QUALITY BOND FUND
STATEMENT OF INVESTMENTS
APRIL 30, 1998 (CONTINUED)

Due                             Bond Rating**      Principal
Date               Coupon         Moody's/S&P         Amount             Value*
----               ------         -----------         ------             ------
INDUSTRIAL (CONTINUED)
OFFICE EQUIPMENT/E.D.P. - 2.52%
Honeywell, Inc.
08/16/99           7.460%                A2/A     $  700,000        $   714,608
International Business Machines Corp.
11/01/02           7.250%               A1/A+        700,000            733,592
                                                                    -----------
                                                                      1,448,200
                                                                    -----------
OIL & GAS - 1.30%
British Petroleum Co.
05/15/02           7.875%              Aa2/AA        700,000            745,620
                                                                    -----------
OIL FIELD SERVICES - 1.23%
Dresser Industries, Inc.
06/01/00           6.250%               Aa3/A        700,000            705,032
                                                                    -----------
PACKAGED GOODS - 0.87%
Fortune Brands, Inc.
04/01/08           6.250%                A2/A        500,000            501,729
                                                                    -----------
PAPER/PACKAGING - 1.43%
Avery Dennison Corp.
04/15/05           6.750%                A2/A        800,000            822,106
                                                                    -----------
RESTAURANTS - 1.24%
McDonalds Corp.
09/01/05           6.625%              Aa2/AA        700,000            715,104
                                                                    -----------
RETAIL - 2.22%
Dillard Department Stores
06/01/06           7.375%               A2/A+        500,000            535,422
JC Penney,Inc.
11/15/03           6.125%                A2/A        750,000            745,752
                                                                    -----------
                                                                      1,281,174
                                                                    -----------

TOTAL INDUSTRIAL                                                     16,455,820
                                                                    -----------

TOTAL CORPORATE BONDS                                                31,077,095
  (Cost $30,003,398)                                                -----------

Due                                                Principal
Date                                                  Amount             Value*
----                                                  ------             ------
SHORT-TERM INVESTMENTS - 6.59%
MUTUAL FUNDS - 6.59%
Fountain Square C/P Fund                         $ 2,000,000        $ 2,000,000
Fountain Square
   U.S. Treasury Fund                              1,792,176          1,792,176
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS                                          3,792,175
  (Cost $3,792,175)                                                 -----------

TOTAL INVESTMENTS                                     99.04%        $56,956,602
  (Cost $54,740,931)

Other Assets in Excess
  of Liabilities                                       0.96%            553,108
                                                 ------------------------------

NET ASSETS                                           100.00%        $57,509,710
                                                 ------------------------------
                                                 ------------------------------

*See note 1 to financial statements.

**Ratings - The Moody's and S&P ratings are believed to be the most recent ratings at April 30, 1998. Ratings are not covered by the Report of Independent Auditors.


[GRAPHIC] ------------------------------------------------------------------- 17

ARISTATA FUNDS
--------------------------------------------------------------------------------

ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
STATEMENT OF INVESTMENTS
APRIL 30, 1998

Due                             Bond Rating**      Principal
Date               Coupon         Moody's/S&P         Amount             Value*
----               ------         -----------         ------             ------
COLORADO MUNICIPAL OBLIGATIONS - 97.25%
PREREFUNDED - 23.42%
Adams County, GO
School District #1, FGIC
12/01/07           6.500%             Aaa/AAA     $  400,000        $   439,232
Adams County, GO
School District #12, FGIC
12/15/07           7.300%             Aaa/AAA        100,000            107,862
Arapahoe County, GO
School District #5
12/15/10           7.125%              Aa2/AA        400,000            433,008
Colorado Health Facilities, Rev
Rose Medical Center, MBIA
08/15/04           6.700%             Aaa/AAA        350,000            382,147
Colorado Springs Utilities, Rev
11/15/01           7.500%             Aaa/AAA        200,000            221,228
11/15/15           6.500%             Aa2/AAA         15,000             16,373
Denver City & County
School District #1
Certificates of Participation
12/01/06           6.600%                NR/A        500,000            549,350
Douglas County, GO
School District #Re-1, FGIC
12/15/08           7.100%             Aaa/AAA        200,000            210,112
El Paso County, GO
School District #20
12/15/10           7.150%               NR/NR        400,000            414,688
Fort Collins, GO
12/01/07           7.300%              Aa2/AA        500,000            526,020
Greeley Water, Rev
12/01/11           6.600%              A1/AA-        400,000            431,772
Larimer County, GO
School District #R-1
12/15/11           7.000%               NR/NR        250,000            268,003
Platte River Power Authority, Rev
06/01/18           5.750%              Aaa/A+        900,000            937,215
Regional Transportation District, Rev
Sales Tax, FGIC
11/01/04           7.000%             Aaa/AAA        500,000            538,675
                                                                    -----------
TOTAL PREREFUNDED
  (Cost $4,896,498)                                                   5,475,685
                                                                    -----------

Due                             Bond Rating**      Principal
Date               Coupon         Moody's/S&P         Amount             Value*
----               ------         -----------         ------             ------
GENERAL OBLIGATION BONDS - 40.67%
Adams & Weld Counties, FGIC
School District #27J
12/01/17           5.000%             Aaa/AAA     $  500,000        $   486,585
Adams County
School District #12, FGIC
12/15/09           5.250%             Aaa/AAA        500,000            520,640
Adams County
School District #50
12/01/10           5.250%              NR/AA-        500,000            512,475
Aurora Water
11/01/98           4.625%              A1/AA-        500,000            502,135
Avon, FSA
12/01/07           5.100%             Aaa/AAA        300,000            311,823
Boulder County Library
10/01/06           5.900%              Aa1/AA        300,000            314,901
Boulder County Open Space
06/15/08           5.100%              NR/AA-        500,000            514,675
Boulder Valley
School District #Re-2
10/15/08           6.250%               A1/AA        500,000            529,365
Denver City & County
08/01/07           5.750%              Aa2/AA        500,000            522,165
Douglas County
School District #Re-1, MBIA
12/15/03           5.650%             Aaa/AAA        400,000            424,652
El Paso County
School District #20, MBIA
12/15/03           5.150%             Aaa/AAA        250,000            259,240
Fort Collins
12/01/02           6.000%              Aa2/AA        200,000            213,680
Garfield, Pitkin & Eagle Counties
School District #Re-1
12/15/05           6.000%               A3/NR        400,000            413,572
Highlands Ranch
Metropolitan District #4
12/01/01           5.200%             Aa1/AA+        250,000            258,232
12/01/03           5.375%             Aa1/AA+        250,000            262,135
Jefferson County
School District #R-1, AMBAC
12/15/07           6.000%             Aaa/AAA        300,000            323,382


18 ------------------------------------------------------------------- [GRAPHIC]

ARISTATA FUNDS
--------------------------------------------------------------------------------

ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
STATEMENT OF INVESTMENTS
APRIL 30, 1998 (CONTINUED)

Due                             Bond Rating**      Principal
Date               Coupon         Moody's/S&P         Amount             Value*
----               ------         -----------         ------             ------
GENERAL OBLIGATION BONDS (CONTINUED)
Morgan & Washington Counties
School District #Re-2J
12/01/01           5.600%             Aaa/AAA     $  500,000        $   524,075
San Miguel County
School District #R-1, MBIA
12/01/06           5.200%             Aaa/AAA        500,000            520,340
South Suburban Park &
Recreation District, FGIC
12/15/06           5.050%             Aaa/AAA        500,000            515,865
12/15/10           6.700%             Aaa/AAA        500,000            540,810
Summit County
School District #Re-1, FGIC
12/01/07           5.250%             Aaa/AAA        500,000            518,970
Thornton, FSA
12/01/07           5.150%             Aaa/AAA        500,000            519,140
                                                                    -----------
TOTAL GENERAL OBLIGATION BONDS                                        9,508,857
  (Cost $9,101,812)                                                 -----------

REVENUE BONDS - 33.16%
EDUCATION - 3.28%
Boulder  Valley
School District #Re-2
Certificates of Participation
12/01/06           5.450%                A2/A        250,000            253,715
Colorado State Colleges
Mesa State College, MBIA
05/15/03           5.000%             Aaa/AAA        250,000            256,485
Colorado State Colleges
Western State College, MBIA
05/15/03           5.000%             Aaa/AAA        250,000            256,485
                                                                    -----------
                                                                        766,685
                                                                    -----------
FINANCE - 8.52%
Arvada
Urban Renewal Authority
09/01/06           5.100%             Aaa/AAA        500,000            512,590
Aurora
Certificates of Participation
12/01/00           5.600%                 A/A        500,000            509,960

Due                             Bond Rating**      Principal
Date               Coupon         Moody's/S&P         Amount             Value*
----               ------         -----------         ------             ------
Douglas County, MBIA
Certificates of Participation
11/01/09           5.500%             Aaa/AAA     $  500,000        $   534,315
El Paso County
School District #38
Certificates of Participation
12/01/05           6.750%               A2/NR        400,000            434,552
                                                                    -----------
                                                                      1,991,417
                                                                    -----------
HOSPITAL - 2.23%
Denver
Children's Hospital, FGIC
10/01/03           5.400%             Aaa/AAA        500,000            522,630
                                                                    -----------
HOUSING - 1.89%
Colorado Housing Finance Authority
Single Family Housing
11/01/14           7.150%             Aa1/AA-        225,000            232,828
Colorado Housing Finance Authority
Multi-Family Housing
10/01/19           6.000%               Aa/AA         15,000             15,028
Commerce City
Single Family Housing
03/01/12           6.875%              Aa1/NR         55,000             57,463
Littleton Building Authority
Multi-Family Housing
03/01/01           5.500%               NR/A+        135,000            137,182
                                                                    -----------
                                                                        442,501
                                                                    -----------
POWER - 1.34%
Adams County
Pollution Control, MBIA
04/01/08           5.625%             Aaa/AAA        300,000            313,395
                                                                    -----------
SPECIAL TAX - 4.92%
Boulder Sales/Use Tax
08/15/02           5.350%               A1/A+        500,000            518,910
Broomfield Sales/Use Tax, AMBAC
06/01/05           6.000%             Aaa/AAA        300,000            318,984
Douglas County Sales/Use Tax, MBIA
10/15/07           5.250%             Aaa/AAA        300,000            312,462
                                                                    -----------
                                                                      1,150,356
                                                                    -----------


[GRAPHIC] ------------------------------------------------------------------- 19

ARISTATA FUNDS
--------------------------------------------------------------------------------

ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
STATEMENT OF INVESTMENTS
APRIL 30, 1998 (CONTINUED)

Due                             Bond Rating**      Principal
Date               Coupon         Moody's/S&P         Amount             Value*
----               ------         -----------         ------             ------
REVENUE BONDS (CONTINUED)
TRANSPORTATION - 1.11%
Arapahoe County
Highway E-470, MBIA
08/31/05           5.150%             Aaa/AAA     $  250,000        $   259,247
                                                                    -----------
UTILITY - 9.87%
Colorado Springs Utilities
11/15/15           6.500%              Aa2/AA        235,000            253,433
Colorado Water Reservoir & Power
Development Authority, FGIC
11/01/06           6.550%             Aaa/AAA        500,000            542,270
Colorado Water Reservoir & Power
Development Authority
09/01/07           5.250%             Aa1/AAA        250,000            261,240
Fort Collins Storm Drainage
12/01/11           6.625%               A1/NR        300,000            326,556
Fountain Valley Authority
Water Treatment
12/01/07           5.200%               Aa/AA        400,000            414,672
Westminster
Waste Water, AMBAC
12/01/99           5.100%             Aaa/AAA        500,000            509,340
                                                                    -----------
                                                                      2,307,511
                                                                    -----------

TOTAL REVENUE BONDS                                                   7,753,742
  (Cost $7,393,996)                                                 -----------

TOTAL COLORADO MUNICIPAL
  OBLIGATIONS                                                        22,738,284
  (Cost $21,392,306)                                                -----------

TOTAL INVESTMENTS                                     97.25%        $22,738,284
  (Cost $21,392,306)

Other Assets in Excess
  of Liabilities                                       2.75%            642,323
                                                 ------------------------------
NET ASSETS                                           100.00%        $23,380,607
                                                 ------------------------------
                                                 ------------------------------

*See Note 1 to financial statements


**Ratings - The Moody's and S&P ratings are believed to be the most recent ratings at April 30, 1998. Ratings are not covered by the Report of Independent Auditors.

The Aristata Colorado Quality Tax-Exempt Fund had the following insurance concentration greater than 10% at April 30, 1998 (as a percentage of net assets):

          FGIC               21.1%
          MBIA               15.1%


20 ------------------------------------------------------------------- [GRAPHIC]

ARISTATA FUNDS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
April 30, 1998

                                                                                     COLORADO
                                                                                      QUALITY
                                                       EQUITY      QUALITY BOND     TAX-EXEMPT
                                                 ---------------------------------------------
ASSETS:
Investments, at value (Cost - see below)            $101,529,233    $56,956,602    $22,738,284
Cash                                                           0              0        282,363
Dividends receivable                                     156,692              0              0
Interest receivable                                       13,340        900,040        456,930
Receivable for portfolio shares purchased                    660              0              0
Organizational costs, net of accumulated
  amortization                                            37,078         23,678          7,846
Prepaid and other assets                                     536            905            119
                                                 ---------------------------------------------
  Total Assets                                       101,737,539     57,881,225     23,485,542
                                                 ---------------------------------------------
LIABILITIES:
Payable for investments purchased                              0        250,000              0
Payable for portfolio shares redeemed                          0         18,200              0
Accrued investment advisory fee                           51,920         14,876            413
Accrued administration fee                                16,758          9,430          4,931
Dividends payable                                         35,987         65,816         94,292
Other payables                                            19,040         13,193          5,299
                                                 ---------------------------------------------
  Total Liabilities                                      123,705        371,515        104,935
                                                 ---------------------------------------------
NET ASSETS                                          $101,613,834    $57,509,710    $23,380,607
                                                 ---------------------------------------------
                                                 ---------------------------------------------

COST OF INVESTMENTS                                  $59,200,246    $54,740,931    $21,392,306
                                                 ---------------------------------------------
                                                 ---------------------------------------------
COMPOSITION OF NET ASSETS:
Paid-in capital                                      $58,039,464    $55,242,791    $22,038,822
Undistributed net investment income                        9,136             71             20
Accumulated net realized gain (loss)
  on investments                                       1,236,247         51,177         (4,213)
Net unrealized appreciation in value
  of investments                                      42,328,987      2,215,671      1,345,978
                                                 ---------------------------------------------
NET ASSETS                                          $101,613,834    $57,509,710    $23,380,607
                                                 ---------------------------------------------
                                                 ---------------------------------------------

NET ASSET VALUE PER SHARE:
Net Assets                                          $101,613,834    $57,509,710    $23,380,607
Shares of beneficial interest outstanding              9,732,527      5,766,594      2,351,160
Net asset value and redemption price per share            $10.44          $9.97          $9.94

See notes to financial statements.


[GRAPHIC] ------------------------------------------------------------------- 21

ARISTATA FUNDS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE PERIOD MARCH 2, 1998 TO APRIL 30, 1998

                                                                                     COLORADO
                                                                                      QUALITY
                                                       EQUITY      QUALITY BOND     TAX-EXEMPT
                                                 ---------------------------------------------
INVESTMENT INCOME:
Interest                                               $  32,040     $  627,284     $  214,130
Dividends                                                266,057              0              0
                                                 ---------------------------------------------
  Total Income                                           298,097        627,284        214,130
                                                 ---------------------------------------------
EXPENSES:
Investment advisory fee                                  141,096         47,180         19,665
Administration fee                                        33,199         18,872          9,863
Legal                                                      4,980          2,831          1,180
Registration                                              11,560          6,757          2,901
Amortization of organization costs                         1,265            816            267
Insurance                                                  1,049            524            262
Other                                                      2,102          1,356          1,967
                                                 ---------------------------------------------
  Total Expenses Before Waiver                           195,251         78,336         36,105
Expenses waived by investment adviser                    (37,555)       (17,002)       (18,406)
                                                 ---------------------------------------------
  Net Expenses                                           157,696         61,334         17,699
                                                 ---------------------------------------------

NET INVESTMENT INCOME                                    140,401        565,950        196,431
                                                 ---------------------------------------------

Net realized gain (loss) on investments                1,236,247         51,177         (4,213)
Change in net unrealized
  appreciation/depreciation                            3,076,768       (210,020)      (124,231)
                                                 ---------------------------------------------
Net gain (loss) on investments                         4,313,015       (158,843)      (128,444)
                                                 ---------------------------------------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                   $  4,453,416     $  407,107      $  67,987
                                                 ---------------------------------------------
                                                 ---------------------------------------------

See notes to financial statements.


22 ------------------------------------------------------------------- [GRAPHIC]

ARISTATA FUNDS
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD MARCH 2, 1998 TO APRIL 30, 1998

                                                                                     COLORADO
                                                                                      QUALITY
                                                       EQUITY      QUALITY BOND     TAX-EXEMPT
                                                 ---------------------------------------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income                               $  140,401     $  565,950     $  196,431
  Net realized gain (loss) on investments              1,236,247         51,177         (4,213)
  Change in net unrealized
    appreciation/depreciation                          3,076,768       (210,020)      (124,231)
                                                 ---------------------------------------------
  Net increase in net assets from operations           4,453,416        407,107         67,987
                                                 ---------------------------------------------

DISTRIBUTIONS FROM NET INVESTMENT INCOME:               (131,265)      (565,879)      (196,411)
                                                 ---------------------------------------------
SHARE TRANSACTIONS (NOTE 2):
  Proceeds from sale of shares                           840,478      1,700,477        270,455
  Proceeds from shares issued in connection
    with commingled pool conversion (Note 6)          98,552,917     57,599,038     24,728,848
  Reinvested dividends                                    95,278        432,179          2,973
  Cost of shares redeemed                             (2,196,990)    (2,063,212)    (1,493,245)
                                                 ---------------------------------------------
  Net increase in net assets from
    share transactions                                97,291,683     57,668,482     23,509,031

NET INCREASE IN NET ASSETS                           101,613,834     57,509,710     23,380,607
                                                 ---------------------------------------------
NET ASSETS:
  Beginning of period                                          0              0              0
                                                 ---------------------------------------------
  End of period*                                    $101,613,834    $57,509,710    $23,380,607
                                                 ---------------------------------------------
                                                 ---------------------------------------------

*Includes undistributed net investment income of        $  9,136          $  71          $  20

See notes to financial statements.


[GRAPHIC] ------------------------------------------------------------------- 23

ARISTATA FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period March 2, 1998 to April 30, 1998

                                                                                     COLORADO
                                                                                      QUALITY
                                                       EQUITY      QUALITY BOND     TAX-EXEMPT
                                                 ---------------------------------------------
SELECTED PER-SHARE DATA:
Net asset value - beginning of period                     $10.00         $10.00         $10.00
Income from investment operations:               ---------------------------------------------
  Net investment income                                     0.01           0.10           0.08
  Net realized and unrealized gain (loss)
    on investments                                          0.44          (0.03)         (0.06)
                                                 ---------------------------------------------
  Total income from investment operations                   0.45           0.07           0.02
                                                 ---------------------------------------------
Distributions from net investment income                   (0.01)         (0.10)         (0.08)
                                                 ---------------------------------------------
Net asset value - end of period                           $10.44          $9.97          $9.94
                                                 ---------------------------------------------
                                                 ---------------------------------------------
TOTAL RETURN                                                4.54%          0.69%          0.22%
                                                 ---------------------------------------------
                                                 ---------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000)                         $101,614        $57,510        $23,381
                                                 ---------------------------------------------
                                                 ---------------------------------------------
Ratio of expenses to average net assets (1)                 0.95%          0.65%          0.45%
                                                 ---------------------------------------------
Ratio of net investment income to                ---------------------------------------------
  average net assets (1)                                    0.84%          6.00%          5.00%
                                                 ---------------------------------------------
Ratio of expenses to average net                 ---------------------------------------------
  assets without fee waivers (1)                            1.17%          0.83%          0.92%
                                                 ---------------------------------------------
Ratio of net investment income to                ---------------------------------------------
  average net assets without fee waivers (1)                0.62%          5.82%          4.53%
                                                 ---------------------------------------------
                                                 ---------------------------------------------
Portfolio turnover rate (1)                                14.20%         11.44%         17.64%
                                                 ---------------------------------------------
                                                 ---------------------------------------------

(1)  Annualized

See notes to financial statements.


24 ------------------------------------------------------------------- [GRAPHIC]

ARISTATA FUNDS
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     Financial Investors Trust, a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the Trust's Aristata Family of Funds. The Aristata Family of Funds includes the Equity Fund, Quality Bond Fund and Colorado Quality Tax-Exempt Fund. The financial statements of the remaining portfolios of the Trust are presented separately.

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATION: Securities of the Funds are valued at 4:00 p.m. (Eastern time) on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sales price of the day or, in the absence of sales, at values based on the average closing bid and asked price. Securities for which market quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

     FEDERAL INCOME TAXES: It is the Funds' policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required.

     DIVIDENDS: The Aristata Equity Fund will declare and pay dividends from net investment income, if any, monthly. Dividends from net investment income are declared daily and paid monthly for the Aristata Quality Bond and Colorado Quality Tax-Exempt Funds. Dividends from net realized gains, if any, are declared at least once a year. Dividends to shareholders are recorded on the ex-dividend date.

     ORGANIZATION COSTS: The Funds have deferred certain costs incurred in connection with the organization, initial registration and public offering of Fund shares. Such costs are being amortized over a 60 month period from the commencement of operations.

     OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.


[GRAPHIC] ------------------------------------------------------------------- 25

ARISTATA FUNDS
--------------------------------------------------------------------------------

2.   SHARES OF BENEFICIAL INTEREST

          On April 30, 1998, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the period ended April 30, 1998 were as follows:

                                                                                         ARISTATA COLORADO QUALITY
                                   ARISTATA EQUITY FUND    ARISTATA QUALITY BOND FUND          TAX-EXEMPT FUND
                                   --------------------    --------------------------          ---------------
Shares sold                                 81,457                   170,061                         26,994
Shares issued in connection with
  commingled pool conversion             9,855,292                 5,759,904                      2,472,885
Shares reinvested                            9,126                    43,326                            299
Shares redeemed                            213,348                   206,697                        149,018
------------------------------------------------------------------------------------------------------------------
Net Increase                             9,732,527                 5,766,594                      2,351,160
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

3.   UNREALIZED GAINS AND LOSSES ON INVESTMENTS

                                                                                         ARISTATA COLORADO QUALITY
                                   ARISTATA EQUITY FUND    ARISTATA QUALITY BOND FUND          TAX-EXEMPT FUND
                                   --------------------    --------------------------          ---------------
As of April 30, 1998
Gross appreciation (excess of
  value over cost)                      43,796,676                 2,315,414                      1,359,484
Gross depreciation (excess of
  cost over value)                      (1,467,689)                  (99,743)                       (13,506)
------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation             42,328,987                 2,215,671                      1,345,978
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

4. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

     Tempest, Isenhart, Chafee, Lansdowne & Associates, Inc. (the "Adviser") serves as investment adviser to each Fund pursuant to separate investment advisory agreements (the "Advisory Agreements") with the Trust. For its services, the Adviser is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.85%, 0.50% and 0.50% of the average net assets for the Aristata Equity Fund, Aristata Quality Bond Fund and Aristata Colorado Quality Tax-Exempt Fund, respectively. The Adviser has agreed to voluntarily waive a portion of its fees so that the total annual expenses of each Fund will not exceed the voluntary expense limitations adopted by the Adviser. Fee waivers by the Adviser are voluntary and may be terminated at any time.

     ALPS Mutual Funds Services, Inc. ("ALPS") serves as the administrator to each Fund. ALPS is entitled to receive a fee from each Fund, computed daily and payable monthly, at the annual rate of .20% of the average net assets of each Fund, subject to a minimum annual fee of $180,000 for the Aristata Equity Fund, $90,000 for the Aristata Quality Bond Fund and $60,000 for the Aristata Colorado Quality Tax-Exempt Fund. In addition to administration services, the administration fee also covers the costs of fund accounting, custody, shareholder servicing, transfer agency, audit and Trustees' fees.

     As of April 30, 1998, one shareholder owned 43 percent and 42 percent of the outstanding shares of the Aristata Equity Fund and Aristata Quality Bond Fund, respectively.


26 ------------------------------------------------------------------- [GRAPHIC]

ARISTATA FUNDS
--------------------------------------------------------------------------------

5.   INVESTMENT TRANSACTIONS

     The cost of securities purchased and proceeds from the sale of securities, other than temporary cash investments, during the period ended April 30, 1998 were as follows:

                               U.S. GOVERNMENT
                                  SECURITIES           ALL OTHER              TOTAL
                              -----------------------------------------------------------
ARISTATA EQUITY FUND
Purchases                         $        0           $2,821,073           $2,821,073
Sales                             $        0           $2,256,528           $2,256,528

ARISTATA QUALITY BOND FUND
Purchases                         $1,250,000           $1,499,260           $2,749,260
Sales                             $        0           $  901,190           $  901,190

ARISTATA COLORADO QUALITY
TAX-EXEMPT FUND
Purchases                         $        0           $  667,184          $   667,184
Sales                             $        0           $  909,105          $   909,105

6.   CONVERSION OF COMMINGLED POOLS

     Each Fund, at its inception date (March 2, 1998), issued shares at $10.00 per share in a tax-free conversion to acquire the net assets of certain unregistered commingled pools of Colorado State Bank and Trust. The following is a summary of shares issued, net assets acquired and unrealized appreciation as of March 2, 1998:

                                                                                         ARISTATA COLORADO QUALITY
                                   ARISTATA EQUITY FUND    ARISTATA QUALITY BOND FUND          TAX-EXEMPT FUND
                                   --------------------    --------------------------          ---------------
Shares issued                            9,855,292                 5,759,904                      2,472,885
Net assets acquired                    $98,552,917               $57,599,038                    $24,728,848
Unrealized appreciation                $39,252,218                $2,425,692                     $1,470,209

7.   SHAREHOLDER TAX INFORMATION (Unaudited)

     During the period ended April 30, 1998, 100% of the dividends paid by the Aristata Colorado Quality Tax-Exempt Fund from net investment income should be treated as tax-exempt dividends and 100% of the dividends paid by the Aristata Equity Fund from net investment income qualify for the corporate dividends received deduction.


[GRAPHIC] ------------------------------------------------------------------- 27